financial instruments - Fair values - General (Details) - Level 3	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Wind discount risk
financial instruments
Percentage of electric power pool price	76.00%	77.00%
Solar premium risk
financial instruments
Percentage of electric power pool price	108.00%	125.00%